Vanguard Variable Annuity

Supplement dated June 3, 2011

to the Prospectus dated May 1, 2011

Issued through Separate Account VA DD

By Monumental Life Insurance Company

The following hereby replaces the Appendix A section of the Vanguard Variable Annuity prospectus.

Appendix A

CONDENSED FINANCIAL INFORMATION

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

  For the period January 1, 2001 through December 31, 2010

	Money Market	Short- Term Investment- Grade	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
12/31/2001*	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.630	12.892	23.231	15.262	35.471	29.131	12.201
12/31/2004	1.646	13.119	24.135	16.513	39.356	32.911	14.653
12/31/2005	1.693	13.374	24.640	16.917	41.918	34.171	15.722
12/31/2006	1.773	13.989	25.642	18.261	48.045	41.119	18.633
12/31/2007	1.861	14.788	27.332	18.562	51.906	42.856	19.309
12/31/2008	1.907	14.235	28.676	14.445	40.070	29.519	12.293
12/31/2009	1.913	16.160	30.290	19.997	49.101	34.368	15.557
12/31/2010	1.912	16.953	32.164	22.352	54.350	39.309	16.959
Number of units outstanding as of:
12/31/2001*	565,875	11,127	23,531	11,874	18,322	11,746	13,973
12/31/2002	546,943	18,963	26,190	12,440	19,265	11,584	14,046
12/31/2003	418,859	22,495	20,899	14,778	20,537	11,735	16,476
12/31/2004	387,052	24,368	19,493	12,601	21,726	12,116	23,564
12/31/2005	416,197	24,449	21,045	11,547	23,523	12,394	29,369
12/31/2006	554,003	24,366	24,148	10,997	23,965	12,592	26,914
12/31/2007	683,712	26,268	30,255	10,584	24,553	11,959	26,678
12/31/2008	831,929	24,900	32,884	10,232	22,394	10,790	22,252
12/31/2009	498,421	42,643	38,239	12,524	21,802	9,719	19,097
12/31/2010	436,382	43,576	39,006	12,248	21,303	9,863	17,989

  (Units are shown in thousands)

  For the period January 1, 2001 through December 31, 2010

	Total Stock Mkt. Index	Equity Index	Mid-Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
12/31/2001*	–	35.987	14.510	22.246	–	23.013	15.272	13.691
12/31/2002	–	27.936	12.339	14.211	–	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078
12/31/2004	14.093	39.528	19.783	19.109	14.940	28.165	20.168	24.824
12/31/2005	14.911	41.299	22.480	21.241	16.039	29.838	22.386	27.679
12/31/2006	17.175	47.643	25.495	21.583	17.850	32.786	29.553	37.236
12/31/2007	18.008	50.057	26.980	23.717	20.018	33.920	34.596	30.962
12/31/2008	11.260	31.475	15.651	14.728	13.898	20.470	19.000	19.372
12/31/2009	14.399	39.681	21.905	19.831	18.610	28.447	27.049	24.944
12/31/2010	16.814	45.465	27.382	22.109	20.982	37.379	31.209	31.897
Number of units outstanding as of:
12/31/2001*	–	29,786	16,068	23,721	–	19,007	14,988	6,433
12/31/2002	–	28,067	17,688	19,903	–	18,622	14,564	10,127
12/31/2003	10,334	28,896	18,660	19,387	4,000	20,365	16,374	11,626
12/31/2004	16,523	27,571	19,779	17,187	9,427	19,702	20,581	12,601
12/31/2005	19,255	24,890,	21,707	16,123	9,052	17,595	23,947	11,574
12/31/2006	21,518	22,231	20,394	14,113	11,243	16,407	27,348	11,653
12/31/2007	24,088	20,889	19,766	12,987	12,579	14,563	31,499	8,237
12/31/2008	26,354	19,810	17,685	11,818	13,538	38,239	26,146	8,724
12/31/2009	28,395	18,808	17,537	11,296	13,147	13,015	27,594	8,715
12/31/2010	30,630	17,644	17,756	10,275	12,206	13,139	26,087	9,300

  (Units are shown in thousands)

*Date of commencement of operations for the Total Bond Market Index and Equity Index Subaccounts was April 29, 1991, for the Money Market Subaccount was May 2, 1991, for the Balanced Subaccount was May 23, 1991, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999, and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.